Nov-05-07 03:12pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-898 P.002/002 F-929

Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

07082243

RECD S.E.C.
NOV 0 5 2007
1086

November 5, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS 001-33785

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FIFTH THIRD CAPITAL TRUST VI, 7.25% Trust Preferred Securities and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 2, 3007. Tentative listing date – November 8, 2007.

Sincerely,

PROCESSED
NOV 07 2007
THOMSON
FINANCIAL

END